INCOME TAXES (Narrative) (Details) - 12 months ended Dec. 31, 2017 ¥ in Thousands, $ in Millions	USD ($) mo	CNY (¥) mo
Income Taxes 1	35.00%	35.00%
Income Taxes 2	21.00%	21.00%
Income Taxes 3	16.50%	16.50%
Income Taxes 4 | ¥		¥ 43,000
Income Taxes 5 | $	$ 6.4
Income Taxes 6	15.00%	15.00%
Income Taxes 7	12.50%	12.50%
Income Taxes 8 | mo	12	12